SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) $ in Millions			12 Months Ended
	Jan. 13, 2025 shares	Feb. 20, 2024 shares	Dec. 31, 2025 USD ($) Share shares	Dec. 31, 2024 USD ($) Share shares
Supplemental disclosure of cash flow [Line Items]
Conversion of loan payable (shares) | shares			412,088	429,800
Reallocation from reserves for RSU settled			$ 1.4	$ 1.8
RSUs settled | Share			332,660	305,690
Reallocation from reserves for stock options exercised			$ 0.2	$ 0.8
Number of stock options exercised | Share			157,500	820,781
A&R Loan Facility [Member]
Supplemental disclosure of cash flow [Line Items]
Conversion of loan payable (shares) | shares	412,088	429,800	412,088	429,800
Conversion on loan payable			$ 1.0	$ 1.1